Financial Instruments - Additional information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / bbl	Aug. 31, 2022 CAD ($)	Jun. 13, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Total Debt	$ 8,691			$ 12,385
Cash collateral for risk management contracts price change	$ 211			114
Discounted credit adjusted risk free rate	5.20%
Conoco Phillips Company and certain of its subsidiaries
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in joint operation	5000.00%
Sunrise Oil Sands Partnership
Disclosure of detailed information about financial instruments [line items]
Estimated fair value of contingent payment	$ 419			0
Initial Recognition		$ 600	$ 600
WCS Forward Prices
Disclosure of detailed information about financial instruments [line items]
Average forward price for Western Canadian Select Crude Oil for the remaining term (in CAD per barrel) | $ / bbl	72.79
WTI Option Implied Volatility
Disclosure of detailed information about financial instruments [line items]
Average implied volatility contingent payment percentage	4420.00%
U.S. to Canadian Dollar Foreign Exchange Average Rate Volatility Contingent Payment
Disclosure of detailed information about financial instruments [line items]
Average implied volatility contingent payment percentage	760.00%
Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Debt, fair value	$ 7,800			$ 13,700